Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense Benefit Abstract
Federal: Current	$ 0	$ (8,000,000)	$ 3,000,000
Federal: Deferred	(150,000,000)	(125,000,000)	(167,000,000)
State: Current	1,000,000	1,000,000	0
State: Deferred	1,000,000	(19,000,000)	(11,000,000)
Foreign: Current	852,000,000	678,000,000	527,000,000
Foreign: Deferred	(73,000,000)	48,000,000	201,000,000
Total	631,000,000	575,000,000	553,000,000
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation Abstract
Statutory Federal tax rate	35.00%	35.00%	35.00%
State taxes, net of Federal tax benefit	0.00%	(3.00%)	(2.00%)
Taxes on foreign earnings	(3.00%)	(2.00%)	(5.00%)
Valuation allowance	(3.00%)	0.00%	0.00%
Gain (loss) on sale of businesses	0.00%	4.00%	(3.00%)
Chilean withholding tax reversals	0.00%	(3.00%)	0.00%
Taxes on cash repatriation	0.00%	0.00%	0.00%
Other - net	0.00%	0.00%	(1.00%)
Effective tax rate	29.00%	31.00%	24.00%
Income Taxes Receivable And Payable [Abstract]
Income taxes receivable - current	565,000,000	504,000,000
Income taxes receivable - noncurrent	21,000,000	21,000,000
Total income taxes receivable	586,000,000	525,000,000
Income taxes payable - current	773,000,000	678,000,000
Income taxes payable - noncurrent	3,000,000	5,000,000
Total income taxes payable	776,000,000	683,000,000
Valuation Allowance Abstract
Increase Decrease In Deferred Tax Valuation Allowance	374,000,000	322,000,000
Components Of Deferred Tax Assets And Liabilities Abstract
Differences between book and tax basis of property	1,895,000,000	1,260,000,000
Cumulative translation adjustment	38,000,000	94,000,000
Other taxable temporary differences	341,000,000	390,000,000
Total deferred tax liability	2,274,000,000	1,744,000,000
Operating loss carryforwards	1,482,000,000	1,615,000,000
Capital loss carryforwards	112,000,000	84,000,000
Bad debt and other book provisions	465,000,000	522,000,000
Retirement costs	359,000,000	313,000,000
Tax credit carryforwards	46,000,000	52,000,000
Other deductible temporary differences	517,000,000	390,000,000
Total gross deferred tax asset	2,981,000,000	2,976,000,000
Less: valuation allowance	906,000,000	1,280,000,000
Total net deferred tax asset	2,075,000,000	1,696,000,000
Net deferred tax (asset)/liability	(199,000,000)	(48,000,000)
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates [Abstract]
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates	52,000,000	60,000,000	35,000,000
Tax Benefits Related To Tax Status Of Operations In Countries Subject To Reduced Tax Rates Per Share	$ 0.06	$ 0.07	$ 0.04
Income Loss From Continuing Operations By US v/s Foreign Abstract
U.S.	(526,000,000)	(539,000,000)	(1,036,000,000)
Non-U.S.	2,693,000,000	2,392,000,000	3,296,000,000
Total	2,167,000,000	1,853,000,000	2,260,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense Abstract
Total Expense Benefit For Penalties Related To Unrecognized Tax Benefits	0	(1,000,000)	0
Total Expense For Interest Related To Unrecognized Tax Benefits	3,000,000	(10,000,000)	4,000,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued Abstract
Gross Accrued Income Tax Related Interest Included In The Consolidated Balance Sheet	15,000,000	12,000,000
Gross Accrued Income Tax Related Penalties Included In The Consolidated Balance Sheet	4,000,000	4,000,000
Uncertain Tax Positions Additional Disclosures [Abstract]
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	424,000,000	412,000,000	484,000,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate Portion With Attributes Warranting Full Valuation Allowance	47,000,000	51,000,000	55,000,000
Unrecognized Tax Benefits Anticipated To Result In Net Decrease Of Unrecognized Tax Benefits Within 12 Months Of Balance Sheet Date Minimum	25,000,000
Unrecognized Tax Benefits Anticipated To Result In Net Decrease Of Unrecognized Tax Benefits Within 12 Months Of Balance Sheet Date Maximum	34,000,000
Unrecognized Tax Benefits Decreases Resulting From Settlements With Taxing Authorities Portion Resulting From Noncash Audit Settlement			105,000,000
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at January 1	437,000,000	510,000,000	554,000,000
Additions for current year tax positions	7,000,000	14,000,000	72,000,000
Additions for tax positions of prior years	49,000,000	51,000,000	7,000,000
Reductions for tax positions of prior years	(18,000,000)	(46,000,000)	(9,000,000)
Effects of foreign currency translation	(1,000,000)	(2,000,000)	6,000,000
Settlements	0	(67,000,000)	(104,000,000)
Lapse of statute of limitations	(3,000,000)	(23,000,000)	(16,000,000)
Balance at December 31	471,000,000	437,000,000	510,000,000
No Expiration [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	18,000,000
Year 2012 To 2014 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	1,000,000
Year 2015 To 2022 [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	4,000,000
General Business [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	18,000,000
Federal Alternative Minimum Tax [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	5,000,000
Foreign Jurisdictions [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	23,000,000
Internal Revenue Service IRS [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,100,000,000
Operating Loss Carryforwards Amount Related To Stock Option Deductions To Be Recognized In Apic	73,000,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	3,100,000,000
State And Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 5,000,000,000